Notes on the Consolidated Statements of Operations and Comprehensive Loss / Income - Reconciliation of outstanding share Options 1 (Details) - Affinitas GmbH	12 Months Ended
	Dec. 31, 2018 EUR (€) Share	Dec. 31, 2017 EUR (€) Share	Dec. 31, 2016 EUR (€) Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price outstanding at January 1 | €	€ 1,019	€ 1,014	€ 878
Weighted Average Exercise Price Granted during the year | €	0	1,091	1,260
Weighted Average Exercise Price Forfeited during the year | €	0	1,091	0
Weighted Average Exercise Price Exercised during the year | €	1,019	1,228	0
Weighted Average Exercise Price Outstanding at December 31 | €	€ 0	€ 1,019	€ 1,014
Number of Options Outstanding at January 1 | Share	6,166	5,454	3,507
Number of Options Granted during the year | Share	0	932	1,947
Number of Options Forfeited during the year | Share	0	(28)	0
Number of Options Exercised during the year | Share	(6,166)	(192)	0
Number of Options Outstanding at December 31 | Share	0	6,166	5,454